Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Schedule of geographic information
In presenting the geographic information, revenue has been based on the billing location of merchants and non-current assets were based on the geographic location of the assets.

	2021	2020
	$	$
Revenue
North America	301,257	183,803
Europe, Middle East and Africa	394,758	176,771
Latin America	22,841	10,771
Asia Pacific	5,670	4,881
	724,526	376,226
Non-current assets exclude financial assets and deferred tax assets, when applicable.

	2021	2020
	$	$
Non-current assets
Canada	1,083,594	1,107,228
United States	252,577	56,488
European Union	552,372	342,208
United Kingdom	225	284
Rest of the world	5,547	5,681
	1,894,315	1,511,889